Commitments and Contingencies - Patent Litigation (Details) (Velti USA, Inc. v.s. Augme Technologies, Inc. [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 09, 2012 Pending Litigation [Member] infringement	Mar. 22, 2013 Subsequent Event [Member] lawsuits
Loss Contingencies [Line Items]
Number of alleged patent infringements		3
Number of lawsuits settled			2
Settlement agreement consideration (in US dollars)			$ 200,000
Maximum number of business days that the settlement payment is due after litigation is dismissed	10 days